Property, Plant, and Equipment - Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT, AND EQUIPMENT - NET
9.	PROPERTY, PLANT, AND EQUIPMENT - NET

Property, plant and equipment consists of the following as of (in thousands):

	December 31, 2020	December 31, 2019

Building	$2,574	$2,574
Leasehold improvements	2,106	1,394
Machinery and equipment	12,526	4,276
Computer equipment	187	21
Furniture and fixtures	109	100
Construction in progress	1,533	1,366
	19,035	9,731
Less: accumulated depreciation	(2,952)	(1,493)

Net	$16,083	$8,238

The Company recorded depreciation expense for the years ended December 31, 2020 and 2019 of $1.43 million and $0.66 million, respectively.